Pensions and Other Post Employment Benefit Plans - Summary of Components of Net Benefit Expense (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [abstract]
Total	SFr 26	SFr (375)	SFr 613	SFr (375)